SCHEDULE OF RESTATEMENT OF BALANCE SHEETS (Details) (Parenthetical) - Aspire Biopharma Inc [Member] - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common shares, par value	$ 0.01	$ 0.01	$ 0.01
Previously Reported [Member]
Common shares, par value	0.01	0.01	0.01
Revision of Prior Period, Reclassification, Adjustment [Member]
Common shares, par value	$ 0.01	$ 0.01	$ 0.01